UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2009

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                5/13/09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          105

Form 13F Information Table Value Total:  $   138,577
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE


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COLUMN 1                        COLUMN 2    COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6      COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                  TITLE       CUSIP         VALUE         QUANTITY          DISCRETION    OTHER      VOTING
                                OF CLASS                                                                MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
AT&T Corp                       COM         00206R102       769,990      30,998  SHRS      SOLE          N/A        SOLE
Abbott Labs                     COM         002824100       305,760       6,500  SHRS      SOLE          N/A        SOLE
Aegon NV                        COM         007924103       202,775      32,918  SHRS      SOLE          N/A        SOLE
Aircastle Ltd                   COM         G0129K104       202,125      27,500  SHRS      SOLE          N/A        SOLE
Altria Group Inc                COM         02209S103       288,038      17,574  SHRS      SOLE          N/A        SOLE
American Electric Pwr Co Inc    COM         025537101       216,382       7,490  SHRS      SOLE          N/A        SOLE
Annaly Mortgage Mgmt Inc        COM         035710409       158,970      10,500  SHRS      SOLE          N/A        SOLE
Bank of America Corp            COM         060505104       163,898      12,417  SHRS      SOLE          N/A        SOLE
Belo Corp                       COM         080555105        17,900      10,000  SHRS      SOLE          N/A        SOLE
Berkshire Hathaway Cl A         COM         084670108       270,000           3  SHRS      SOLE          N/A        SOLE
Berkshire Hathaway Cl B         COM         084670207     9,147,611       3,159  SHRS      SOLE          N/A        SOLE
Boardwalk Pipeline Partners LP  COM         096627104     1,084,630      48,035  SHRS      SOLE          N/A        SOLE
Boeing Co                       COM         097023105     2,367,043      55,695  SHRS      SOLE          N/A        SOLE
Boots & Coots/ Intl Well Ctrl   COM         099469504        69,500      50,000  SHRS      SOLE          N/A        SOLE
Borders Group Inc               COM         009709107     1,461,034     397,020  SHRS      SOLE          N/A        SOLE
BP PLC                          COM         055622104       285,658       5,991  SHRS      SOLE          N/A        SOLE
Burlington Northern Santa Fe C  COM         12189T104     1,716,828      23,346  SHRS      SOLE          N/A        SOLE
Canadian Superior Energy Inc    COM         136644101        36,163      55,000  SHRS      SOLE          N/A        SOLE
CenterPoint Energy Inc          COM         15189T107       233,520      21,076  SHRS      SOLE          N/A        SOLE
CenturyTel Inc                  COM         156700106     3,087,039     100,555  SHRS      SOLE          N/A        SOLE
ChevronTexaco Corp              COM         166764100       967,585      14,605  SHRS      SOLE          N/A        SOLE
Cintas Corp                     COM         172908105       408,882      17,902  SHRS      SOLE          N/A        SOLE
Cisco Systems                   COM         17275R102     3,176,804     170,338  SHRS      SOLE          N/A        SOLE
Citadel Broadcasting Corp       COM         17285T106         1,450      36,247  SHRS      SOLE          N/A        SOLE
Coca-Cola Co                    COM         191216100     5,039,855     105,019  SHRS      SOLE          N/A        SOLE
Commercial Metals Co            COM         201723103     1,229,217      76,682  SHRS      SOLE          N/A        SOLE
ConocoPhillips                  COM         20825C104     2,003,827      47,642  SHRS      SOLE          N/A        SOLE
Costco Whsl Corp                COM         22160K105     2,164,341      47,277  SHRS      SOLE          N/A        SOLE
Credit Suisse Asset Mgmt Inc F  COM         224916106        42,900      15,000  SHRS      SOLE          N/A        SOLE
Dell Computer Corp              COM         24702R101       292,930      21,335  SHRS      SOLE          N/A        SOLE
Dell Computer Corp              COM         24702R101      -233,410     -17,000  CALL      SOLE          N/A        SOLE
Dow Chemical Company            COM         260543103     1,606,048      99,507  SHRS      SOLE          N/A        SOLE
DuPont                          COM         263534109       307,866      12,017  SHRS      SOLE          N/A        SOLE
Dynegy Inc Cl A                 COM         26817G102        68,100      30,000  SHRS      SOLE          N/A        SOLE
Endeavour Silver Corp           COM         29258Y103        37,840      22,000  SHRS      SOLE          N/A        SOLE
Energy Transfer Partners LP     COM         29273R109     1,676,003      41,393  SHRS      SOLE          N/A        SOLE
Enterprise Products Partners L  COM         293792107     1,089,778      43,696  SHRS      SOLE          N/A        SOLE
Exxon Mobil Corp                COM         30231G102     5,520,427      78,965  SHRS      SOLE          N/A        SOLE
Ford Motor Company              COM         345370860       360,619      59,410  SHRS      SOLE          N/A        SOLE
Ford Motor Company              COM         345370860       242,800      40,000  CALL      SOLE          N/A        SOLE
Furmanite Corp                  COM         361086101       441,540      99,000  SHRS      SOLE          N/A        SOLE
Gannett Co                      COM         364730101        59,034      16,536  SHRS      SOLE          N/A        SOLE
General Electric Corp           COM         369604103     3,456,099     294,889  SHRS      SOLE          N/A        SOLE
General Growth Properties       COM         370021107        20,862      11,400  SHRS      SOLE          N/A        SOLE
Genuine Parts Co                COM         372460105       204,716       6,100  SHRS      SOLE          N/A        SOLE
Goldcorp Inc                    COM         380956409       212,983       6,129  SHRS      SOLE          N/A        SOLE
Google Inc Class A              COM         38259P508       295,956         702  SHRS      SOLE          N/A        SOLE
Health Care Sector SPDR         COM         81369Y209     3,410,302     129,620  SHRS      SOLE          N/A        SOLE
IDEARC Inc                      COM         451663108         2,412      65,000  SHRS      SOLE          N/A        SOLE
Intel Corp                      COM         458140100       508,750      30,740  SHRS      SOLE          N/A        SOLE
Intl Bancshares Corp            COM         459044103       744,413      72,203  SHRS      SOLE          N/A        SOLE
Intl Business Machines          COM         459200101       879,177       8,420  SHRS      SOLE          N/A        SOLE
iShares Russell 1000 Index      COM         464287622       274,831       5,425  SHRS      SOLE          N/A        SOLE
Ivanhoe Mines Ltd               COM         46579N103       280,000      50,000  SHRS      SOLE          N/A        SOLE
Johnson & Johnson               COM         478160104     5,545,286      97,628  SHRS      SOLE          N/A        SOLE
JP Morgan Chase & Co            COM         46625H100       386,642      11,335  SHRS      SOLE          N/A        SOLE
Knightsbridge Tankers           COM         G5299G106       190,758      13,985  SHRS      SOLE          N/A        SOLE
Kraft Foods Inc                 COM         50075N104     2,443,866      96,443  SHRS      SOLE          N/A        SOLE
Leucadia National Corp          COM         527288104     2,262,430     107,275  SHRS      SOLE          N/A        SOLE
Magellan Midstream Partners     COM         559080106     1,076,969      30,983  SHRS      SOLE          N/A        SOLE
Markel Corp Hldg Co             COM         570535104     3,046,586      10,815  SHRS      SOLE          N/A        SOLE
Medtronic Inc                   COM         585055106     1,989,079      57,010  SHRS      SOLE          N/A        SOLE
Merck & Co Inc                  COM         589331107       434,278      15,532  SHRS      SOLE          N/A        SOLE
Microsoft Corp                  COM         594918104     6,209,348     261,226  SHRS      SOLE          N/A        SOLE
Motorola Inc                    COM         620076109       108,045      16,296  SHRS      SOLE          N/A        SOLE
NewBridge Bancorp               COM         65080T102        20,700      10,000  SHRS      SOLE          N/A        SOLE
Nuveen Insd Div Adv Fund        COM         67071L106       278,194      21,700  SHRS      SOLE          N/A        SOLE
Oracle Corp                     COM         68389X105     3,677,321     171,677  SHRS      SOLE          N/A        SOLE
PACCAR Inc                      COM         693718108     2,692,339      83,020  SHRS      SOLE          N/A        SOLE
Penn National Gaming Inc        COM         707569109     2,823,379      96,990  SHRS      SOLE          N/A        SOLE
Penn West Energy Trust          COM         707885109       160,576      12,614  SHRS      SOLE          N/A        SOLE
Pep Boys - Manny, Moe & Jack    COM         713278109       317,512      31,313  SHRS      SOLE          N/A        SOLE
Pfizer Incorporated             COM         717081103       467,022      31,135  SHRS      SOLE          N/A        SOLE
Phillip Morris Intl             COM         718172109       905,115      20,750  SHRS      SOLE          N/A        SOLE
Pioneer Natural Res Co          COM         723787107     4,188,962     164,273  SHRS      SOLE          N/A        SOLE
Plains All American Pipeline L  COM         726503105     1,028,944      24,182  SHRS      SOLE          N/A        SOLE
Powershares QQQ Trust           COM         73935A104     3,288,752      90,400  SHRS      SOLE          N/A        SOLE
PPG Industries Inc              COM         693506107       351,200       8,000  SHRS      SOLE          N/A        SOLE
Provident Energy Trust          COM         74386K104        49,200      10,000  SHRS      SOLE          N/A        SOLE
Questar Corporation             COM         748356102       249,354       8,028  SHRS      SOLE          N/A        SOLE
Quicksilver Resources Inc       COM         74837R104     1,412,266     152,020  SHRS      SOLE          N/A        SOLE
Regions Financial Corp          COM         7591EP100       203,884      50,466  SHRS      SOLE          N/A        SOLE
Regions Financial Corp          COM         7591EP100       -64,640     -16,000  PUT       SOLE          N/A        SOLE
Reliant Energy Inc              COM         75952B105        52,490      10,477  SHRS      SOLE          N/A        SOLE
Schering Plough Pfd             COM         806605705       226,700       1,000  SHRS      SOLE          N/A        SOLE
Silver Wheaton Corp             COM         828336107       217,338      26,376  SHRS      SOLE          N/A        SOLE
Sirius Satellite Radio          COM         82966U103       236,531     550,071  SHRS      SOLE          N/A        SOLE
SPDR Gold Trust                 COM         78463V107     1,303,965      14,301  SHRS      SOLE          N/A        SOLE
SPDR TR                         COM         78462F103       735,600       8,000  CALL      SOLE          N/A        SOLE
Sprint Nextel Corp              COM         852061100       168,350      35,000  SHRS      SOLE          N/A        SOLE
Tenet Healthcare Corp           COM         88033G100       105,750      37,500  SHRS      SOLE          N/A        SOLE
Teva Pharmaceutical Industries  COM         881624209       399,753       8,102  SHRS      SOLE          N/A        SOLE
Texas Instruments Inc           COM         882508104     1,139,757      53,510  SHRS      SOLE          N/A        SOLE
Toronto-Dominion Bank           COM         891160509     1,933,902      37,399  SHRS      SOLE          N/A        SOLE
Transocean Inc                  COM         G90073100       445,889       6,002  SHRS      SOLE          N/A        SOLE
Tyco Intl Ltd                   COM         H89128104       600,294      23,106  SHRS      SOLE          N/A        SOLE
Ultra S&P 500 Proshares         COM         74347R107     1,307,000      50,000  SHRS      SOLE          N/A        SOLE
United States Nat Gas Fd        COM         912318102       554,800      40,000  SHRS      SOLE          N/A        SOLE
US Oil Fund ETF                 COM         91232N108     1,519,097      40,050  SHRS      SOLE          N/A        SOLE
Wal-Mart Stores Inc             COM         931142103     5,158,763     106,498  SHRS      SOLE          N/A        SOLE
Washington Post Co              COM         939640108     1,641,511       4,661  SHRS      SOLE          N/A        SOLE
Wells Fargo & Co                COM         949746101    10,340,849     426,251  SHRS      SOLE          N/A        SOLE
Western Union Company           COM         959802109     2,929,122     178,605  SHRS      SOLE          N/A        SOLE
Wyeth                           COM         983024100       204,255       4,500  SHRS      SOLE          N/A        SOLE
XTO Energy Inc                  COM         98385X106     2,732,609      71,647  SHRS      SOLE          N/A        SOLE